SHARE-BASED COMPENSATION (Narrative) (Details) - USD ($) $ in Millions	6 Months Ended		9 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021
Number of unvested options	2,005,385
Unrecognized compensation cost	$ 4.9
Weighted-average period	10 months 24 days
Number of Anti-diluted shares outstandings	7,592,559	8,469,253
Restricted Stock Units (RSUs) [Member]
Number of unvested options	2,077,831
Unrecognized compensation cost	$ 16.1
Weighted-average period	1 year 2 months 12 days
Options restricted shares units [Member] | 2019 Stock Option Plan [Member]
Contractual term	ten years
Shares available for future issuance	1,252,376
Vesting period		4 years
Forecast [Member] | Restricted Stock Units (RSUs) [Member]
Granted			143,650
Vesting period			4 years